Inx Token Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 18, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inx Token Liability [Abstract]
Number of INX tokens granted (in Shares)		250,000
Expense amount		$ 13
Number of token to service provider (in Shares)		250,000
INX token allocation expense		$ 82
Warrants exercised (in Shares)		6,813,680
Aggregate purchase amount	$ 5,000
Fair value per INX token (in Dollars per share)		$ 0.17	$ 0.19
Unrealized gain		$ 3,495	$ 28,394	$ 3,775